Other Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS.
Investments	CAD 224.0	CAD 191.0
Prepaids and other	987.0	1,057.0
Other assets	CAD 1,211.0	CAD 1,248.0